Governing Statutes And Nature of Operations - Additional Information (Details)	12 Months Ended
Mar. 31, 2020
Governing Statutes And Nature Of Operations [Abstract]
Description of nature of entity's operations and principal activities	The Company and its subsidiaries (the “Group”) are leaders in strategy and digital transformation. Alithya's integrated offering is based on four pillars of expertise: business strategy, application services, enterprise solutions and data and analytics. The Group deploys solutions, services, and skill sets to craft tools tailored to its client’s unique business needs in the financial services, manufacturing, energy, telecommunications, transportation and logistics, professional services, healthcare, and government sectors.